Note 6 - Other Assets (Tables)	6 Months Ended
Apr. 30, 2025
Statement Line Items [Line Items]
Disclosure of detailed information about other assets [text block]
(thousands of Canadian dollars)
	April 30	October 31	April 30
	2025	2024	2024

Accounts receivable	$8,202	$10,718	$5,921
Prepaid expenses and other	16,822	14,399	21,173
Right-of-use assets	2,791	2,734	3,081
Deferred income tax asset	1,526	750	2,585
Derivative instruments (note 12)	198	20	1,052
Investment (note 6a)	953	953	953

	$30,492	$29,574	$34,765